Loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Contract
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 654,541,000	$ 629,712,000
Percentage of Total Loans (in hundredths)	100.00%	100.00%
Development and construction loans with interest reserves	864,000	76,800,000
Development and construction loans with interest reserve (in hundredths)		12.20%
Loans pledged	132,400,000	133,600,000
Loan Origination/Risk Management [Abstract]
Outstanding principal balance (in hundredths)	26.00%
Percentage of loan-to-value (in hundredths)	80.00%
Maximum concentration of loan to single industry (in hundredths)	10.00%
Loans by former board member	0	7,027,000
Number of loans to former board member		4
Commercial and Industrial [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	23,001,000	21,925,000
Percentage of Total Loans (in hundredths)	3.50%	3.50%
Real estate construction [Member] | Residential [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	7,389,000	7,331,000
Percentage of Total Loans (in hundredths)	1.10%	1.20%
Real estate construction [Member] | Commercial [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	43,749,000	41,875,000
Percentage of Total Loans (in hundredths)	6.70%	6.60%
Real estate mortgage [Member] | Commercial - Owner Occupied [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	170,122,000	157,616,000
Percentage of Total Loans (in hundredths)	26.00%	25.00%
Real estate mortgage [Member] | Commercial - Non-owner Occupied [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	220,364,000	221,731,000
Percentage of Total Loans (in hundredths)	33.70%	35.20%
Real estate mortgage [Member] | Residential - 1 to 4 family [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	148,160,000	140,164,000
Percentage of Total Loans (in hundredths)	22.60%	22.30%
Real estate mortgage [Member] | Residential - Multifamily [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	24,103,000	21,181,000
Percentage of Total Loans (in hundredths)	3.70%	3.40%
Consumer [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 17,653,000	$ 17,889,000
Percentage of Total Loans (in hundredths)	2.70%	2.80%